Operating Segments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets
	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel[1]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2022
	€ in thousands

Revenues	-	2,081	327	20,402	2,246	5,830	26,756	-	57,642	(28,446)	29,196
Operating expenses	-	(100)	(191)	(7,088)	(214)	(5,539)	(20,769)	-	(33,901)	20,769	(13,132)
Depreciation expenses	-	(452)	-	(5,655)	(1,268)	(1,607)	(3,240)	-	(12,222)	4,244	(7,978)
Gross profit (loss)	-	1,529	136	7,659	764	(1,316)	2,747	-	11,519	(3,433)	8,086
Project development costs											(1,554)
General and administrative expenses											(3,297)
Share of profits of equity
accounted investee											(602)
Operating profit											2,633
Financing income											4,439
Financing expenses in connection
with derivatives and warrants, net											338
Financing expenses											(6,958)
Income before taxes on Income											452
Segment assets as at
June 30, 2022	7,273	15,376	21,684	267,090	36,404	31,661	108,718	120,906	609,112	(34,776)	574,336

[1] The Talmei Yosef PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel[1]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2021
	€ in thousands

Revenues	-	1,534	-	12,140	2,130	6,129	22,940	-	44,873	(24,480)	20,393
Operating expenses	-	(423)	-	(2,054)	(170)	(4,925)	(18,049)	-	(25,621)	18,049	(7,572)
Depreciation expenses	-	(451)	-	(4,836)	(1,151)	(1,552)	(2,685)	-	(10,675)	3,599	(7,076)
Gross profit (loss)	-	660	-	5,250	809	(348)	2,206	-	8,577	(2,832)	5,745
Project development costs											(1,119)
General and
administrative expenses											(2,572)
Share of profits of equity
accounted investee											(772)
Operating profit											1,282
Financing income											1,716
Financing expenses in connection
with derivatives and warrants, net											(109)
Financing expenses											(7,745)
Loss before taxes
on Income											(4,856)
Segment assets as at
June 30, 2021	833	15,130	5,589	243,076	35,548	34,903	106,164	90,300	531,543	(34,903)	496,640

[1] The Talmei Yosef PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.
	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel[1]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2021
	€ in thousands

Revenues	-	2,587	-	29,432	4,255	12,686	51,630	-	100,590	(54,869)	45,721
Operating expenses	-	(472)	-	(6,305)	(367)	(10,446)	(39,175)	-	(56,765)	39,175	(17,590)
Depreciation expenses	-	(904)	-	(10,586)	(2,374)	(3,135)	(5,539)	-	(22,538)	7,422	(15,116)
Gross profit (loss)	-	1,211	-	12,541	1,514	(895)	6,916	-	21,287	(8,272)	13,015
Project development costs											(2,508)
General and
administrative expenses											(5,661)
Share of loss of equity
accounted investee											117
Operating profit											4,963
Financing income											2,931
Financing expenses in connection
with derivatives and warrants, net											(841)
Financing expenses, net											(28,974)
Loss before taxes
on Income											(21,921)
Segment assets as at
December 31, 2021	1,715	13,841	14,456	247,004	38,809	34,570	118,435	107,678	576,508	(24,529)	551,979

[1] The Talmei Yosef PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.